Other assets and other liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other assets
Prepaid commissions	$ 5,042	$ 10,193
Accounts receivable	1,514	1,749
Equity investment in a private fund (at cost)	530	961
Other	1,303	1,677
Other Assets	8,389	14,580	18,412
Other liabilities
Accruals and provisions	22,516	20,345
Accounts payable	2,471	6,045
Other	2,960	1,958
Other Liabilities	$ 27,947	$ 28,348